Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prior to age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2025	2025
After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2025	2025
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 1 month 6 days	6 years 1 month 6 days
Qualified Plan [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	18 years 7 months 6 days	15 years 9 months 18 days
Legacy plan [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 10 months 24 days
Nonqualified Plan [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 6 months	12 years 3 months 18 days